Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operations Expense
Resource evaluation	$ 2,970	$ 10,811
Salaries, directors' fees and related benefits	3,968	4,129
Share-based compensation	1,199	1,842
Public company and public relations	1,282	1,381
Professional fees	655	892
Office and administration	2,479	798
Depreciation and amortization	257	224
Loss from Operations	12,810	20,077
Other Expenses (Income)
Finance costs - net	4,339	1,044
Loss (gain) on foreign exchange	1	(1)
Loss (gain) on disposal of assets	(344)	142
Gain on financial asset fair value	(1,200)	(408)
Other income	(37)	(24)
Total Other Expenses	2,759	753
Total Loss and Comprehensive Loss for the Period	$ 15,569	$ 20,830
Basic and Diluted Loss per Share	$ 0.15	$ 0.21
Weighted Average Number of Shares - basic and diluted	100,873,906	100,663,439